Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 99.1%
Australia - 7.4%
APA Group	25,240	$170,003
Aristocrat Leisure Ltd.	13,619	387,168
ASX Ltd.	3,938	230,811
Aurizon Holdings Ltd.	45,292	112,325
Australia & New Zealand Banking Group Ltd.	49,064	917,087
BHP Group Ltd.*	34,936	1,100,084
BHP Group Ltd.(a)	49,643	1,621,132
BlueScope Steel Ltd.	10,001	128,804
Brambles Ltd.	28,944	197,195
Charter Hall Group	13,177	155,597
Cochlear Ltd.	1,244	168,762
Coles Group Ltd.	23,440	267,537
Commonwealth Bank of Australia	29,119	1,923,144
Computershare Ltd.	14,329	196,761
CSL Ltd.	8,189	1,502,100
Dexus	28,585	206,430
Domino's Pizza Enterprises Ltd.	1,316	95,871
Endeavour Group Ltd.	22,937	101,486
Fortescue Metals Group Ltd.	28,179	394,488
Glencore PLC*	224,960	1,155,963
Goodman Group	34,590	565,148
GPT Group (The)	50,468	177,430
Incitec Pivot Ltd.	47,351	109,424
Insurance Australia Group Ltd.	48,916	146,126
Lendlease Corp., Ltd.	13,927	97,436
Macquarie Group Ltd.	6,173	798,595
Medibank Pvt Ltd.	65,816	143,285
Mineral Resources Ltd.	2,767	108,021
Mirvac Group	94,433	173,650
National Australia Bank Ltd.	56,234	1,074,878
Newcrest Mining Ltd.	15,024	228,110
Northern Star Resources Ltd.	22,131	129,261
Origin Energy Ltd.	38,614	152,894
OZ Minerals Ltd.	7,891	134,431
QBE Insurance Group Ltd.	28,377	222,522
Ramsay Health Care Ltd.	3,718	164,479
Rio Tinto Ltd.	6,259	491,953
Rio Tinto PLC	18,429	1,282,007
Santos Ltd.	64,326	323,590
Scentre Group	116,190	239,035
SEEK Ltd.	8,493	173,468
Shopping Centres Australasia Property Group	59,927	118,642
Sonic Healthcare Ltd.	10,223	273,050
South32 Ltd.	89,273	242,154
Stockland	55,892	159,090
Suncorp Group Ltd.	26,135	203,283
Sydney Airport*	29,081	177,434
Tabcorp Holdings Ltd.	54,120	187,600
Telstra Corp., Ltd.	80,479	222,269
Transurban Group	50,043	438,958
Treasury Wine Estates Ltd.	15,166	113,263
Vicinity Centres	111,371	127,900
Wesfarmers Ltd.	20,178	749,345
Westpac Banking Corp.	61,864	884,799
Woodside Petroleum Ltd.	18,787	331,835
Woolworths Group Ltd.	21,359	517,967

Total Australia		22,716,080

Austria - 0.3%
ams-OSRAM AG*	4,919	81,151
Erste Group Bank AG	7,110	328,616
Mondi PLC	8,943	220,650
OMV AG	4,223	255,446
Verbund AG	1,051	110,513

Total Austria		996,376

Belgium - 0.8%
Ageas SA	4,205	200,761
Anheuser-Busch InBev SA	14,488	904,952
Groupe Bruxelles Lambert SA	2,310	245,745
KBC Group NV	5,039	434,613
Solvay SA	1,574	187,914
UCB SA	2,517	248,354
Umicore SA	4,015	150,417
Warehouses De Pauw CVA	3,468	148,196

Total Belgium		2,520,952

Brazil - 0.1%
Yara International ASA	2,754	140,417

Chile - 0.0%(b)
Antofagasta PLC(a)	6,592	117,849

China - 0.8%
AAC Technologies Holdings, Inc.	15,166	45,804
BeiGene Ltd.*(a)	10,631	175,330
BOC Hong Kong Holdings Ltd.	70,672	271,901
ESR Cayman Ltd.*	42,292	142,373
Lenovo Group Ltd.	148,541	159,446
Prosus NV*	14,743	1,213,737
SITC International Holdings Co., Ltd.	23,132	87,514
Want Want China Holdings Ltd.	146,191	143,050
Wilmar International Ltd.	28,631	90,415

Total China		2,329,570

Denmark - 2.2%
Ambu A/S, Class B(a)	3,269	68,583
AP Moller - Maersk A/S, Class B	158	563,461
Carlsberg A/S, Class B	1,866	300,256
Chr Hansen Holding A/S	1,906	152,025
Coloplast A/S, Class B	2,383	344,096
Danske Bank A/S(a)	11,358	218,867
Demant A/S*	1,881	82,469
DSV A/S	3,387	682,524
Genmab A/S*	1,086	365,038
GN Store Nord A/S(a)	2,361	141,433
Novo Nordisk A/S, Class B	26,049	2,574,955
Novozymes A/S, Class B	3,546	241,963
Orsted A/S	3,111	327,632
Pandora A/S	1,778	191,266
SimCorp A/S(a)	874	80,720
Vestas Wind Systems A/S	17,173	457,831

Total Denmark		6,793,119

Finland - 1.3%
Elisa OYJ	3,002	175,262
Fortum OYJ	8,276	223,122
Kesko OYJ, Class B	5,617	175,866
Kone OYJ, Class B	6,715	430,725
Metso Outotec OYJ	12,954	136,705
Neste OYJ	7,304	325,628
Nokia OYJ*	97,724	574,802
Nordea Bank Abp	63,309	745,321

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Finland (continued)
Sampo OYJ, Class A	9,214	$452,922
Stora Enso OYJ, Class R	11,130	223,583
UPM-Kymmene OYJ	9,732	350,743
Wartsila OYJ Abp	9,740	118,575

Total Finland		3,933,254

France - 9.5%
Accor SA*	4,614	167,376
Adevinta ASA*	4,461	46,331
Air Liquide SA	7,731	1,311,928
Airbus SE*	9,414	1,183,214
Alstom SA	5,185	166,525
Arkema SA	1,356	198,294
AXA SA	32,965	1,033,043
BNP Paribas SA	18,584	1,312,459
Bouygues SA	4,065	142,129
Bureau Veritas SA	6,550	185,693
Capgemini SE	2,767	612,452
Carrefour SA	10,779	204,449
Cie de Saint-Gobain	8,341	557,743
Cie Generale des Etablissements Michelin	3,052	505,325
Credit Agricole SA	20,254	301,519
Danone SA	10,056	622,821
Dassault Systemes SE	11,674	555,525
Edenred	4,748	201,723
Eiffage SA	1,394	144,954
Engie SA	28,989	440,460
EssilorLuxottica SA	5,027	940,076
Faurecia SE	2,091	90,549
Gecina SA	1,215	163,578
Getlink SE	9,605	150,203
Hermes International	530	783,361
Kering SA	1,249	918,905
Klepierre SA*	4,667	122,736
Legrand SA	4,737	476,854
L'Oreal SA	3,970	1,677,123
LVMH Moet Hennessy Louis Vuitton SE	4,160	3,369,746
Orange SA	32,910	384,416
Orpea	1,093	47,540
Pernod Ricard SA	3,611	765,060
Publicis Groupe SA	4,267	285,564
Renault SA*	3,446	134,876
Rexel SA*	6,651	146,357
Rubis SCA	2,066	66,376
Safran SA	6,049	722,983
Sanofi	18,282	1,900,831
Sartorius Stedim Biotech	430	186,594
SCOR SE	3,319	112,065
Societe Generale SA	13,723	502,810
Sodexo SA	1,744	160,390
SOITEC*	402	72,058
Suez SA	6,460	143,747
Teleperformance	1,060	396,166
Thales SA	1,959	178,846
TotalEnergies SE	41,249	2,322,181
Ubisoft Entertainment SA*(a)	1,752	99,653
Unibail-Rodamco-Westfield*	2,015	151,996
Valeo	4,570	126,128
Veolia Environnement SA	11,100	397,308
Vinci SA	8,690	941,613
Vivendi SE	13,326	173,286
Worldline SA*	4,250	203,362

Total France		29,209,300

Germany - 7.6%
adidas AG	3,318	901,044
Allianz SE	6,975	1,777,645
Aroundtown SA	24,204	148,036
BASF SE	15,790	1,195,145
Bayer AG	16,625	1,003,397
Bayerische Motoren Werke AG	6,081	633,622
Bechtle AG	1,723	101,828
Beiersdorf AG	1,889	186,516
Brenntag SE	3,148	266,997
Carl Zeiss Meditec AG	613	97,269
Commerzbank AG*	20,092	170,883
Continental AG*	1,890	179,962
Covestro AG	3,352	198,626
Daimler AG	14,244	1,116,610
Daimler Truck Holding AG*	7,123	250,566
Deutsche Bank AG*	35,587	488,850
Deutsche Boerse AG	3,170	558,622
Deutsche Post AG	16,662	989,753
Deutsche Telekom AG	57,546	1,075,496
Deutsche Wohnen SE	988	39,982
E.ON SE	38,492	527,288
Fresenius Medical Care AG & Co. KGaA	3,910	263,250
Fresenius SE & Co. KGaA	7,565	310,042
GEA Group AG	3,597	168,346
Hannover Rueck SE	1,177	234,856
HeidelbergCement AG	2,804	192,558
HelloFresh SE*	2,730	179,152
Henkel AG & Co. KGaA	1,615	126,639
Infineon Technologies AG	22,429	913,568
KION Group AG	1,598	145,602
Knorr-Bremse AG	1,079	108,449
LANXESS AG	2,005	120,741
LEG Immobilien SE	1,305	171,891
Merck KGaA	2,236	486,022
MTU Aero Engines AG	1,004	210,522
Muenchener Rueckversicherungs-Gesellschaft AG	2,312	723,229
Puma SE	1,872	197,680
RWE AG	11,078	463,332
SAP SE	18,300	2,264,780
Scout24 SE	1,899	111,931
Siemens AG	12,703	1,991,901
Siemens Energy AG*	7,177	158,978
Siemens Healthineers AG	4,498	286,199
Symrise AG	2,515	298,707
TeamViewer AG*	3,168	47,304
United Internet AG	2,292	88,976
Vonovia SE	13,506	762,765
Zalando SE*	4,006	314,261

Total Germany		23,249,818

Hong Kong - 2.4%
AIA Group Ltd.	205,422	2,124,678
ASM Pacific Technology Ltd.	7,238	71,846
CK Asset Holdings Ltd.	43,396	288,563
CLP Holdings Ltd.	31,081	310,509
Hang Lung Properties Ltd.	48,955	104,596
Hang Seng Bank Ltd.	14,093	278,153
Henderson Land Development Co., Ltd.	38,730	169,124
Hong Kong & China Gas Co., Ltd.	210,015	323,202
Hong Kong Exchanges & Clearing Ltd.	21,848	1,228,355
Hongkong Land Holdings Ltd.	27,370	147,798
Jardine Matheson Holdings Ltd.	3,827	225,181
Link REIT	39,900	341,559
MTR Corp., Ltd.	30,658	165,527

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
New World Development Co., Ltd.	33,431	$135,910
Power Assets Holdings Ltd.	30,744	188,662
Sino Land Co., Ltd.	90,708	117,259
Sun Hung Kai Properties Ltd.	27,358	332,434
Swire Pacific Ltd., Class A	17,487	105,403
Techtronic Industries Co., Ltd.	22,890	375,749
WH Group Ltd.	184,873	123,287
Wharf Real Estate Investment Co., Ltd.	33,415	158,343
Xinyi Glass Holdings Ltd.	39,058	102,935

Total Hong Kong		7,419,073

Ireland - 0.6%
CRH PLC	13,371	666,083
Flutter Entertainment PLC*	2,822	423,480
Kerry Group PLC, Class A	2,707	339,870
Kingspan Group PLC	2,730	260,495
Smurfit Kappa Group PLC	4,715	245,824

Total Ireland		1,935,752

Israel - 0.7%
Bank Hapoalim BM	38,381	394,590
Bank Leumi Le-Israel BM	44,396	471,518
ICL Group Ltd.	21,310	190,450
Israel Discount Bank Ltd., Class A	39,413	261,699
Nice Ltd.*	1,382	350,963
Teva Pharmaceutical Industries Ltd.*	20,342	171,109
Tower Semiconductor Ltd.*	3,722	126,146

Total Israel		1,966,475

Italy - 2.1%
Amplifon SpA	2,432	102,317
Assicurazioni Generali SpA	22,173	461,824
Atlantia SpA*	9,959	183,258
Davide Campari-Milano NV	11,982	148,959
Enel SpA	133,421	1,014,201
Eni SpA	45,899	684,734
Ferrari NV	2,195	499,255
FinecoBank Banca Fineco SpA	11,526	191,290
Interpump Group SpA	1,337	81,459
Intesa Sanpaolo SpA	295,084	866,503
Iveco Group NV*	3,630	38,536
Mediobanca Banca di Credito Finanziario SpA	17,996	203,954
Moncler SpA	4,293	271,134
Nexi SpA*	11,292	163,419
Prysmian SpA	5,576	185,833
Recordati Industria Chimica e Farmaceutica SpA	2,416	134,171
Snam SpA	45,772	254,500
Telecom Italia SpA	325,060	151,660
Terna - Rete Elettrica Nazionale	32,501	253,214
UniCredit SpA	38,804	608,555

Total Italy		6,498,776

Japan - 22.9%
Advantest Corp.	3,618	300,493
Aeon Co., Ltd.	13,214	298,913
AGC, Inc.	4,551	206,567
Air Water, Inc.	5,751	86,845
Aisin Corp.	3,924	141,329
Ajinomoto Co., Inc.	10,536	291,963
Amada Co., Ltd.	10,082	96,336
Aozora Bank Ltd.	4,961	110,823
Asahi Group Holdings Ltd.	8,377	339,369
Asahi Kasei Corp.	25,843	251,421
Asics Corp.	3,812	73,047
Astellas Pharma, Inc.	34,356	551,753
Bandai Namco Holdings, Inc.	3,888	270,178
Bank of Kyoto Ltd. (The)	1,900	87,724
BayCurrent Consulting, Inc.	244	90,845
Bridgestone Corp.	10,921	475,131
Brother Industries Ltd.	5,963	108,780
Canon, Inc.	17,994	422,970
Capcom Co., Ltd.	3,865	92,277
Central Japan Railway Co.	3,362	441,896
Chubu Electric Power Co., Inc.	13,504	134,894
Chugai Pharmaceutical Co., Ltd.	11,764	378,878
Concordia Financial Group Ltd.	30,011	122,154
CyberAgent, Inc.	7,960	91,534
Dai Nippon Printing Co., Ltd.	7,054	168,170
Daifuku Co., Ltd.	2,052	140,866
Dai-ichi Life Holdings, Inc.	20,284	452,682
Daiichi Sankyo Co., Ltd.	32,532	724,188
Daikin Industries Ltd.	4,585	948,038
Daito Trust Construction Co., Ltd.	1,462	166,216
Daiwa House Industry Co., Ltd.	12,370	358,030
Daiwa Securities Group, Inc.	32,800	195,903
Denso Corp.	8,187	603,518
Dentsu Group, Inc.	4,666	159,549
Disco Corp.	541	146,020
East Japan Railway Co.	6,797	386,024
Eisai Co., Ltd.	4,883	244,902
ENEOS Holdings, Inc.	59,601	235,507
FANUC Corp.	3,401	662,933
Fast Retailing Co., Ltd.	906	526,734
Food & Life Cos. Ltd.	2,650	78,195
Fuji Electric Co., Ltd.	2,931	154,912
FUJIFILM Holdings Corp.	6,363	421,347
Fujitsu Ltd.	3,407	444,115
GLP J-Reit	99	158,692
Hamamatsu Photonics K.K.	3,077	155,686
Hankyu Hanshin Holdings, Inc.	5,481	158,401
Hirose Electric Co., Ltd.	909	134,190
Hitachi Ltd.	16,377	844,114
Honda Motor Co., Ltd.	29,880	869,755
Hoya Corp.	6,181	791,501
Idemitsu Kosan Co., Ltd.	5,643	143,493
Inpex Corp.	20,860	209,098
Isuzu Motors Ltd.	12,024	145,467
Ito En Ltd.	1,516	81,046
ITOCHU Corp.	24,706	786,261
Japan Exchange Group, Inc.	9,908	202,201
Japan Metropolitan Fund Invest.	169	141,829
Japan Tobacco, Inc.	22,165	441,280
JFE Holdings, Inc.	10,484	132,841
JSR Corp.	3,941	129,457
Kajima Corp.	11,882	142,306
Kakaku.com, Inc.	3,227	65,870
Kansai Electric Power Co., Inc. (The)	14,384	135,070
Kansai Paint Co., Ltd.	4,941	101,757
Kao Corp.	8,560	425,827
Kawasaki Kisen Kaisha Ltd.*	1,549	95,178
KDDI Corp.	29,255	925,446
Keio Corp.	2,917	130,376
Keisei Electric Railway Co., Ltd.	3,850	107,757
Keyence Corp.	3,061	1,546,904
Kikkoman Corp.(a)	3,654	273,356
Kintetsu Group Holdings Co., Ltd.*	4,376	126,466

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Kirin Holdings Co., Ltd.	15,083	$240,464
Kobayashi Pharmaceutical Co., Ltd.	1,469	113,593
Koito Manufacturing Co., Ltd.	2,503	124,037
Komatsu Ltd.	17,606	428,748
Konami Holdings Corp.(a)	2,096	111,508
Kubota Corp.	20,454	433,843
Kuraray Co., Ltd.	10,005	89,001
Kurita Water Industries Ltd.	3,410	137,317
Kyocera Corp.	5,757	351,491
Kyowa Kirin Co., Ltd.	5,629	139,473
Lasertec Corp.	1,388	302,053
Lixil Corp.	6,333	143,396
M3, Inc.	7,629	287,946
Makita Corp.	5,026	185,773
Marubeni Corp.	30,679	314,045
Marui Group Co., Ltd.	5,974	114,321
MatsukiyoCocokara & Co.	3,103	105,431
MEIJI Holdings Co., Ltd.	2,851	177,159
MINEBEA MITSUMI, Inc.	8,003	193,017
MISUMI Group, Inc.	5,997	192,570
Mitsubishi Chemical Holdings Corp.	28,326	220,020
Mitsubishi Corp.	22,607	760,663
Mitsubishi Electric Corp.	37,444	465,186
Mitsubishi Estate Co., Ltd.	22,416	322,355
Mitsubishi Heavy Industries Ltd.	6,034	162,286
Mitsubishi UFJ Financial Group, Inc.	219,616	1,317,220
Mitsui & Co., Ltd.	28,399	703,290
Mitsui Chemicals, Inc.	4,372	115,347
Mitsui Fudosan Co., Ltd.	17,145	364,327
Mitsui OSK Lines Ltd.	2,108	160,993
Mizuho Financial Group, Inc.	44,109	593,352
MonotaRO Co., Ltd.	5,504	88,800
MS&AD Insurance Group Holdings, Inc.	9,646	328,663
Murata Manufacturing Co., Ltd.	10,046	744,481
Nabtesco Corp.	3,025	93,067
NEC Corp.	5,095	196,769
Nexon Co., Ltd.	7,894	147,432
NGK Insulators Ltd.	6,079	101,717
NH Foods Ltd.	2,826	108,159
Nidec Corp.	8,058	705,621
Nihon M&A Center Holdings, Inc.	5,735	88,943
Nintendo Co., Ltd.	1,814	884,133
Nippon Building Fund, Inc.	36	207,455
Nippon Express Holdings, Inc.	1,851	108,755
Nippon Paint Holdings Co., Ltd.(a)	14,356	113,253
Nippon Prologis REIT, Inc.	61	189,525
Nippon Steel Corp.	15,399	247,974
Nippon Telegraph & Telephone Corp.	22,442	636,303
Nippon Yusen K.K.	3,036	234,501
Nissan Chemical Corp.	2,944	157,899
Nissan Motor Co., Ltd.*	36,691	193,414
Nisshin Seifun Group, Inc.	7,945	110,875
Nissin Foods Holdings Co., Ltd.	1,969	138,928
Nitori Holdings Co., Ltd.	1,495	212,784
Nitto Denko Corp.	3,199	245,703
Nomura Holdings, Inc.	60,123	263,451
Nomura Real Estate Master Fund, Inc.	124	171,432
Nomura Research Institute Ltd.	6,149	211,326
NSK Ltd.	11,155	75,222
NTT Data Corp.	13,965	264,938
Obayashi Corp.	18,366	147,597
Obic Co., Ltd.	1,389	226,266
Odakyu Electric Railway Co., Ltd.	7,281	127,706
Oji Holdings Corp.	23,780	125,272
Olympus Corp.	18,989	419,661
Omron Corp.	3,721	268,196
Ono Pharmaceutical Co., Ltd.	9,022	217,123
Oriental Land Co., Ltd.	3,555	613,351
ORIX Corp.	23,332	476,967
Orix JREIT, Inc.	92	131,583
Osaka Gas Co., Ltd.	8,262	139,965
Otsuka Corp.	2,144	86,058
Otsuka Holdings Co., Ltd.	8,237	280,083
Pan Pacific International Holdings Corp.	9,632	128,984
Panasonic Corp.	38,543	418,964
PeptiDream, Inc.*	2,329	41,315
Pigeon Corp.	3,016	58,527
Rakus Co., Ltd.	1,998	39,362
Rakuten Group, Inc.	15,668	134,754
Recruit Holdings Co., Ltd.	22,936	1,113,707
Renesas Electronics Corp.*	18,733	211,026
Resona Holdings, Inc.	49,422	210,727
Ricoh Co., Ltd.	13,294	111,336
Rohm Co., Ltd.	1,776	146,735
Ryohin Keikaku Co., Ltd.	5,453	77,423
Santen Pharmaceutical Co., Ltd.	8,953	100,777
SBI Holdings, Inc.	5,279	134,787
Secom Co., Ltd.	3,984	279,511
Sekisui Chemical Co., Ltd.	10,012	173,347
Sekisui House Ltd.(a)	14,189	285,011
Seven & i Holdings Co., Ltd.	14,028	680,917
SG Holdings Co., Ltd.	8,208	172,957
Shimadzu Corp.	5,617	200,111
Shimano, Inc.	1,478	328,566
Shimizu Corp.	16,775	111,081
Shin-Etsu Chemical Co., Ltd.	6,877	1,136,369
Shionogi & Co., Ltd.	5,348	298,300
Shiseido Co., Ltd.	6,957	347,895
Shizuoka Bank Ltd. (The)	16,749	130,532
SMC Corp.	1,038	571,046
SoftBank Corp.	47,092	586,070
SoftBank Group Corp.	22,640	984,587
Sompo Holdings, Inc.	6,789	315,455
Sony Group Corp.	20,872	2,304,117
Stanley Electric Co., Ltd.	3,887	89,867
Subaru Corp.	11,348	205,786
SUMCO Corp.	6,253	112,714
Sumitomo Chemical Co., Ltd.	37,259	185,608
Sumitomo Corp.	23,522	361,531
Sumitomo Electric Industries Ltd.	16,479	216,311
Sumitomo Metal Mining Co., Ltd.	4,811	219,120
Sumitomo Mitsui Financial Group, Inc.	23,727	846,944
Sumitomo Mitsui Trust Holdings, Inc.	7,401	254,675
Sumitomo Realty & Development Co., Ltd.	8,009	246,057
Suntory Beverage & Food Ltd.	3,134	119,947
Suzuki Motor Corp.	7,977	336,734
Sysmex Corp.	3,500	328,965
T&D Holdings, Inc.	14,004	205,153
Taiheiyo Cement Corp.	3,514	69,319
Taisei Corp.	4,055	131,794
Taiyo Yuden Co., Ltd.	2,658	126,412
Takeda Pharmaceutical Co., Ltd.	27,133	783,672
TDK Corp.	7,021	249,825
Teijin Ltd.	7,332	91,630
Terumo Corp.	12,228	441,259
TIS, Inc.	5,604	145,565
Tobu Railway Co., Ltd.	5,649	131,438
Toho Co., Ltd.	3,304	126,884
Toho Gas Co., Ltd.	1,833	49,872
Tohoku Electric Power Co., Inc.	11,481	80,509
Tokio Marine Holdings, Inc.	11,820	700,634
Tokyo Electron Ltd.	2,543	1,207,884

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Tokyo Gas Co., Ltd.	9,262	$186,084
Tokyu Corp.	11,819	155,809
Tokyu Fudosan Holdings Corp.	15,486	84,133
TOPPAN, Inc.	7,281	137,500
Toray Industries, Inc.	31,437	197,830
Toshiba Corp.	8,143	334,836
Tosoh Corp.	6,536	101,195
TOTO Ltd.(a)	3,510	149,569
Toyo Suisan Kaisha Ltd.	2,875	117,146
Toyota Industries Corp.	3,365	259,913
Toyota Motor Corp.	206,798	4,030,071
Toyota Tsusho Corp.	5,147	205,925
Trend Micro, Inc.	2,842	149,469
Tsuruha Holdings, Inc.	944	75,618
Unicharm Corp.	7,505	288,346
USS Co., Ltd.	6,668	107,984
West Japan Railway Co.	4,998	207,728
Yakult Honsha Co., Ltd.	3,179	160,571
Yamaha Corp.	3,348	150,802
Yamaha Motor Co., Ltd.	7,334	172,681
Yamato Holdings Co., Ltd.	6,830	144,395
Yaskawa Electric Corp.	5,128	211,618
Yokogawa Electric Corp.	5,890	95,334
Z Holdings Corp.	50,219	251,520
Zenkoku Hosho Co., Ltd.	2,218	98,171

Total Japan		70,161,823

Jordan - 0.0%(b)
Hikma Pharmaceuticals PLC	3,496	97,467

Luxembourg - 0.2%
ArcelorMittal SA	10,692	313,967
Eurofins Scientific SE	2,138	212,755

Total Luxembourg		526,722

Macau - 0.1%
Galaxy Entertainment Group Ltd.*	41,655	239,057
Sands China Ltd.*	56,014	154,087

Total Macau		393,144

Netherlands - 4.8%
Adyen NV*	491	984,686
Aegon NV	37,224	208,432
Akzo Nobel NV	3,242	332,755
Argenx SE*	936	245,841
ASM International NV	852	288,438
ASML Holding NV	6,311	4,203,749
ASR Nederland NV	3,042	140,461
BE Semiconductor Industries NV	1,214	100,434
Euronext NV	1,504	143,815
EXOR NV	1,932	159,877
Heineken Holding NV	1,954	170,306
Heineken NV(a)	4,157	442,793
IMCD NV	835	142,465
ING Groep NV	67,360	986,320
Koninklijke Ahold Delhaize NV	16,280	524,776
Koninklijke DSM NV	2,814	523,804
Koninklijke KPN NV	62,875	206,304
Koninklijke Philips NV	15,500	510,579
NN Group NV	6,248	347,259
Randstad NV	2,262	145,955
Shell PLC	127,242	3,220,698
Universal Music Group NV	13,462	329,284
Wolters Kluwer NV	4,567	461,994

Total Netherlands		14,821,025

New Zealand - 0.3%
Auckland International Airport Ltd.*	32,229	151,975
Contact Energy Ltd.	22,405	115,214
Fisher & Paykel Healthcare Corp., Ltd.	12,321	224,548
Mainfreight Ltd.	1,954	107,155
Meridian Energy Ltd.	28,865	82,653
Spark New Zealand Ltd.	56,838	161,632
Xero Ltd.*	2,515	200,069

Total New Zealand		1,043,246

Norway - 0.6%
DNB Bank ASA	18,762	443,375
Equinor ASA	17,422	480,392
Mowi ASA	8,655	211,035
Norsk Hydro ASA	26,221	199,921
Orkla ASA	17,228	163,854
Schibsted ASA, Class A	3,143	92,181
Telenor ASA	12,501	205,615
TOMRA Systems ASA	2,345	116,355

Total Norway		1,912,728

Poland - 0.3%
Allegro.eu SA*	7,726	70,957
Dino Polska SA*	865	66,343
KGHM Polska Miedz SA	3,096	105,532
LPP SA	26	100,914
Polski Koncern Naftowy ORLEN SA	7,147	123,947
Powszechna Kasa Oszczednosci Bank Polski SA*	17,503	203,674
Powszechny Zaklad Ubezpieczen SA	15,936	140,909

Total Poland		812,276

Portugal - 0.1%
EDP - Energias de Portugal SA	64,066	325,982

Russia - 0.1%
Coca-Cola HBC AG*	3,800	124,449
Polymetal International PLC	8,681	123,573

Total Russia		248,022

Saudi Arabia - 0.1%
Delivery Hero SE*(a)	3,318	252,627

Singapore - 1.3%
Ascendas Real Estate Investment Trust	110,399	225,346
CapitaLand Integrated Commercial Trust	154,654	221,890
Capitaland Investment Ltd/Singapore*	73,585	187,751
DBS Group Holdings Ltd.	31,751	826,562
Genting Singapore Ltd.	219,698	119,423
Keppel Corp., Ltd.	35,688	149,123
Mapletree Industrial Trust	80,431	149,304
Oversea-Chinese Banking Corp., Ltd.	62,873	579,837
Singapore Exchange Ltd.	21,407	147,394
Singapore Technologies Engineering Ltd.	51,325	141,584
Singapore Telecommunications Ltd.	153,431	275,737

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Singapore (continued)
STMicroelectronics NV(a)	10,960	$506,682
United Overseas Bank Ltd.	23,752	526,280

Total Singapore		4,056,913

South Africa - 0.3%
Anglo American PLC	20,393	883,190

South Korea - 4.6%
Amorepacific Corp.*	947	121,763
Celltrion Healthcare Co., Ltd.	1,679	87,059
Celltrion, Inc.	1,879	235,412
CJ CheilJedang Corp.*	319	91,559
Coway Co., Ltd.*	2,122	122,338
Doosan Heavy Industries & Construction Co., Ltd.*	6,006	88,184
Hana Financial Group, Inc.	7,269	271,344
Hankook Tire & Technology Co., Ltd.*	2,911	81,257
HLB, Inc.*	1,926	50,646
HMM Co., Ltd.*	6,436	116,921
HYBE Co., Ltd.*	442	86,897
Hyundai Mobis Co., Ltd.	1,335	256,922
Hyundai Motor Co.	3,028	475,990
Industrial Bank of Korea	14,765	126,767
Kakao Corp.	5,325	375,467
KB Financial Group, Inc.	7,998	394,758
Kia Corp.	5,027	341,944
Korea Electric Power Corp.	6,795	116,115
Korea Zinc Co., Ltd.*	368	155,381
Korean Air Lines Co., Ltd.*	5,378	126,252
KT&G Corp.	3,891	250,470
LG Chem Ltd.*	879	465,932
LG Corp.*	2,167	133,022
LG Display Co., Ltd.	6,967	113,853
LG Electronics, Inc.	2,352	248,760
LG Household & Health Care Ltd.	210	169,847
NAVER Corp.	2,475	636,458
NCSoft Corp.*	374	166,291
POSCO	1,355	297,864
Samsung Biologics Co., Ltd.*	283	173,486
Samsung C&T Corp.	1,979	175,656
Samsung Electro-Mechanics Co., Ltd.	1,335	197,122
Samsung Electronics Co., Ltd.	77,670	4,722,697
Samsung Fire & Marine Insurance Co., Ltd.	869	144,533
Samsung SDI Co., Ltd.	976	472,820
Samsung SDS Co., Ltd.	1,053	122,726
Shinhan Financial Group Co., Ltd.	10,711	338,967
SK Bioscience Co., Ltd.*	426	58,308
SK Hynix, Inc.	9,045	904,125
SK Innovation Co., Ltd.*	1,081	193,692
SK Telecom Co., Ltd.	2,198	102,835
SK, Inc.	900	163,127
Woori Financial Group, Inc.	16,946	205,939

Total South Korea		14,181,506

Spain - 2.2%
ACS Actividades de Construccion y Servicios SA	4,907	122,612
Aena SME SA*	1,312	210,538
Amadeus IT Group SA*	7,437	504,715
Banco Bilbao Vizcaya Argentaria SA	115,749	731,038
Banco Santander SA	292,652	1,015,191
Bankinter SA	16,990	98,848
CaixaBank SA	81,952	261,457
Cellnex Telecom SA*	10,504	474,532
Enagas SA	4,790	103,096
Endesa SA	5,586	124,268
Ferrovial SA	9,107	250,834
Grifols SA(a)	5,891	103,086
Iberdrola SA	100,681	1,146,693
Industria de Diseno Textil SA	18,104	542,678
Naturgy Energy Group SA	5,376	169,525
Red Electrica Corp. SA	8,246	165,556
Repsol SA	24,458	308,227
Siemens Gamesa Renewable Energy SA*	3,794	81,213
Telefonica SA	94,964	439,498

Total Spain		6,853,605

Sweden - 3.3%
Alfa Laval AB	6,139	204,872
Assa Abloy AB, B Shares	15,960	432,594
Atlas Copco AB, A Shares	10,572	615,240
Atlas Copco AB, B Shares	6,377	321,716
Boliden AB	5,290	211,677
Castellum AB	6,916	161,525
Electrolux AB, B Shares	4,847	99,390
Elekta AB, B Shares(a)	6,745	68,490
Epiroc AB, A Shares	10,926	230,598
Epiroc AB, B Shares	6,940	124,389
EQT AB	4,799	184,883
Essity AB, B Shares	11,014	309,035
Evolution AB	2,890	351,540
Getinge AB, B Shares	3,780	146,436
H & M Hennes & Mauritz AB, B Shares(a)	15,597	306,356
Hexagon AB, B Shares	32,017	426,020
Husqvarna AB, B Shares	8,025	110,693
Industrivarden AB, A Shares	7,938	247,985
Indutrade AB	5,280	129,595
Investor AB, B Shares	38,371	823,607
Kinnevik AB, B Shares*	4,619	136,183
Lundin Energy AB	4,197	168,795
Nibe Industrier AB, B Shares	20,753	194,677
Sandvik AB	18,844	489,164
Securitas AB, B Shares	6,599	79,075
Sinch AB*(a)	9,851	99,353
Skandinaviska Enskilda Banken AB, A Shares	25,902	331,333
Skanska AB, B Shares	6,796	164,620
SKF AB, B Shares	7,452	161,908
Svenska Cellulosa AB SCA, B Shares	11,108	191,538
Svenska Handelsbanken AB, A Shares	26,243	277,609
Swedbank AB, A Shares	17,576	341,838
Swedish Match AB	29,992	230,770
Swedish Orphan Biovitrum AB*	3,208	62,826
Tele2 AB, B Shares	10,331	149,363
Telefonaktiebolaget LM Ericsson, B Shares	51,467	632,992
Telia Co. AB(a)	43,826	171,893
Trelleborg AB, B Shares	5,935	147,579
Volvo AB, B Shares	28,005	624,810

Total Sweden		10,162,967

Switzerland - 8.8%
ABB Ltd.	27,872	949,274
Adecco Group AG	3,065	144,255
Alcon, Inc.	7,662	582,972
Baloise Holding AG	987	171,417
Chocoladefabriken Lindt & Spruengli AG	35	402,986
Cie Financiere Richemont SA, Class A	8,806	1,257,460

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Clariant AG*	6,029	$126,207
Credit Suisse Group AG	39,853	374,966
EMS-Chemie Holding AG	138	137,770
Geberit AG	638	428,417
Givaudan SA	158	647,918
Holcim Ltd.*	8,534	456,008
Julius Baer Group Ltd.	4,008	258,375
Kuehne + Nagel International AG	763	213,317
Logitech International SA	2,462	202,979
Lonza Group AG	1,269	863,310
Nestle SA	44,920	5,745,206
Novartis AG	34,238	2,946,663
Partners Group Holding AG	381	522,568
PSP Swiss Property AG	1,078	129,562
Roche Holding AG	11,762	4,508,735
Schindler Holding AG – Participating Certificate	977	241,456
SGS SA	115	324,231
SIG Combibloc Group AG*	5,736	131,594
Sika AG	2,398	827,021
Sonova Holding AG	991	348,055
Straumann Holding AG	180	292,992
Swatch Group AG (The) - Bearer	640	184,428
Swiss Life Holding AG	622	395,493
Swiss Prime Site AG	1,618	158,576
Swisscom AG	455	258,129
Tecan Group AG	212	101,964
Temenos AG	1,073	126,829
UBS Group AG	53,349	979,827
VAT Group AG	401	160,305
Vifor Pharma AG	1,067	187,603
Zurich Insurance Group AG	2,443	1,156,361

Total Switzerland		26,945,229

United Kingdom - 11.9%
3i Group PLC	16,305	299,696
abrdn PLC	39,562	127,866
Admiral Group PLC	3,839	161,935
Ashtead Group PLC	7,611	535,685
Associated British Foods PLC	6,331	164,868
AstraZeneca PLC	25,751	2,977,076
Auto Trader Group PLC(a)	17,646	158,053
Aviva PLC	68,625	399,772
B&M European Value Retail SA	15,647	118,861
BAE Systems PLC	54,739	423,899
Barclays PLC	284,273	752,188
Barratt Developments PLC	18,989	155,815
Berkeley Group Holdings PLC	2,202	124,022
BP PLC	327,007	1,679,456
British American Tobacco PLC	38,669	1,641,234
British Land Co. PLC (The)	18,996	140,224
BT Group PLC(a)	136,261	357,494
Bunzl PLC	6,712	249,173
Burberry Group PLC	7,415	185,785
CK Hutchison Holdings Ltd.	50,357	356,485
CNH Industrial NV	18,334	274,067
Compass Group PLC	30,525	683,521
Croda International PLC	2,415	258,300
DCC PLC	1,810	150,706
Dechra Pharmaceuticals PLC	1,551	86,441
Diageo PLC	38,480	1,922,064
Direct Line Insurance Group PLC	27,455	112,310
DS Smith PLC	24,668	124,440
Entain PLC*	10,963	234,013
Experian PLC	15,806	653,361
GlaxoSmithKline PLC	82,665	1,822,212
Halma PLC	5,326	178,355
Hargreaves Lansdown PLC(a)	6,680	120,184
Howden Joinery Group PLC	8,984	97,874
HSBC Holdings PLC	340,489	2,410,170
IMI PLC	5,417	119,845
Imperial Brands PLC	16,605	390,201
Informa PLC*	28,075	209,051
InterContinental Hotels Group PLC*	3,653	238,240
Intermediate Capital Group PLC	5,677	144,448
Intertek Group PLC	3,016	216,241
ITV PLC*	71,267	107,233
JD Sports Fashion PLC	49,717	125,435
Johnson Matthey PLC	3,562	92,712
Just Eat Takeaway.com NV*	3,231	157,428
Kingfisher PLC	39,987	177,631
Land Securities Group PLC	15,718	166,638
Legal & General Group PLC	106,837	411,953
Lloyds Banking Group PLC	1,194,848	818,367
London Stock Exchange Group PLC	5,697	551,853
M&G PLC	51,678	149,484
Meggitt PLC*	15,894	158,865
Melrose Industries PLC	77,362	154,651
National Grid PLC	59,416	860,609
NatWest Group PLC	86,285	280,613
Next PLC	2,359	237,308
Ocado Group PLC*	8,344	168,369
Pearson PLC(a)	14,598	120,490
Persimmon PLC	6,019	193,325
Prudential PLC	45,823	759,567
Reckitt Benckiser Group PLC	10,764	868,081
RELX PLC	31,628	963,246
Rentokil Initial PLC	32,053	222,846
Rightmove PLC(a)	16,338	142,436
Rolls-Royce Holdings PLC*	143,356	220,222
Royal Mail PLC	13,916	82,225
Sage Group PLC (The)	20,022	193,625
Segro PLC	19,891	347,462
Severn Trent PLC	4,616	177,927
Smith & Nephew PLC	15,622	262,725
Smiths Group PLC	7,763	161,488
Spirax-Sarco Engineering PLC	1,226	218,027
SSE PLC	17,782	377,541
St James's Place PLC(a)	9,074	184,804
Standard Chartered PLC	42,510	306,156
Tate & Lyle PLC	11,897	112,753
Taylor Wimpey PLC	69,533	140,680
Tesco PLC	127,550	508,249
THG PLC*	17,943	31,729
Unilever PLC	42,140	2,141,346
United Utilities Group PLC	12,679	181,590
Vodafone Group PLC	473,205	825,466
Weir Group PLC (The)	5,108	118,491
Whitbread PLC*(a)	4,407	178,681
WPP PLC	21,200	327,521

Total United Kingdom		36,443,479

United States - 1.4%
Amcor PLC	32,505	385,200
Ferguson PLC	3,933	612,099
James Hardie Industries PLC	7,844	260,076
OneMarket Ltd.*(c)	1,633	0
QIAGEN NV*	4,606	225,896
Schneider Electric SE	8,977	1,503,043
Stellantis NV	35,728	679,668

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Swiss Re AG	4,977	$536,161

Total United States		4,202,143

Total Common Stocks
(Cost $282,583,069)		304,150,905

Preferred Stocks — 0.8%
Germany - 0.6%
FUCHS PETROLUB SE, 2.55%	2,280	97,942
Henkel AG & Co. KGaA, 2.56%	3,355	272,519
Porsche Automobil Holding SE, 2.67%	2,883	266,304
Sartorius AG, 0.15%	455	242,837
Volkswagen AG, 2.61%	3,716	763,645

Total Germany		1,643,247

South Korea - 0.2%
Samsung Electronics Co., Ltd., 2.18%	13,032	716,733

Total Preferred Stocks
(Cost $1,950,047)		2,359,980

Short-Term Investment — 1.6%

Money Market Fund — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(d)(e)
(Cost $4,836,923)	4,836,923	4,836,923

Total Investments — 101.5%
(Cost $289,370,039)		311,347,808
Other Assets and Liabilities, Net — (1.5)%		(4,439,663)
Net Assets — 100.0%		$306,908,145

		% of
Industry	Value	Net Assets
Financials	$53,971,608	17.6%
Industrials	47,997,759	15.6
Consumer Discretionary	38,110,293	12.5
Health Care	34,802,959	11.4
Information Technology	31,850,514	10.3
Consumer Staples	29,198,874	9.5
Materials	24,897,937	8.1
Communication Services	14,431,284	4.7
Energy	11,006,721	3.6
Real Estate	10,202,811	3.3
Utilities	10,040,125	3.3
Money Market Funds	4,836,923	1.6
Total Investments	$311,347,808	101 .5%
Other Assets and Liabilities, Net	(4,439,663)	(1 .5)
Total Net Assets	$306,908,145	100 .0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,333,162; total market value of collateral held by the Fund was $5,534,320. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $697,397.
(b)	Less than 0.05%.
(c)	Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(d)	Reflects the 1-day yield at January 31, 2022.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2022 (unaudited)

Forward Foreign Currency Contracts Outstanding as of January 31, 2022:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2022	Unrealized Appreciation
British Pound	02/08/22	Morgan Stanley	16,837,157	$22,588,390	$22,588,467	$77
Hong Kong Dollar	02/08/22	Morgan Stanley	34,129,309	4,376,172	4,376,921	749
South Korean Won#	02/08/22	Morgan Stanley	9,750,678,914	8,086,548	8,086,706	158
Singapore Dollar	02/08/22	Morgan Stanley	2,361,140	1,746,000	1,746,150	150
Unrealized Appreciation				$36,797,110	$36,798,244	$1,134

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2022	Unrealized Appreciation
Australian Dollar	02/08/22	Morgan Stanley	(15,258,620)	$(11,093,585)	$(10,750,711)	$342,874
Australian Dollar	03/04/22	Morgan Stanley	(15,020,520)	(10,593,512)	(10,583,883)	9,629
Swiss Franc	02/08/22	Morgan Stanley	(13,645,184)	(14,986,620)	(14,658,513)	328,107
Swiss Franc	03/04/22	Morgan Stanley	(12,872,423)	(13,840,347)	(13,836,637)	3,710
Danish Krone	02/08/22	Morgan Stanley	(25,214,145)	(3,857,371)	(3,799,448)	57,923
Danish Krone	03/04/22	Morgan Stanley	(22,542,146)	(3,399,554)	(3,398,462)	1,092
Euro	02/08/22	Morgan Stanley	(42,576,560)	(48,444,687)	(47,735,497)	709,190
Euro	03/04/22	Morgan Stanley	(41,150,078)	(46,161,256)	(46,157,801)	3,455
British Pound	02/08/22	Morgan Stanley	(16,970,122)	(22,980,256)	(22,766,851)	213,405
Hong Kong Dollar	02/08/22	Morgan Stanley	(34,395,861)	(4,412,188)	(4,411,105)	1,083
Israeli Shekel	02/08/22	Morgan Stanley	(3,241,230)	(1,041,260)	(1,020,113)	21,147
Israeli Shekel	03/04/22	Morgan Stanley	(3,124,483)	(984,498)	(983,786)	712
Japanese Yen	02/08/22	Morgan Stanley	(4,245,960,268)	(36,874,650)	(36,851,377)	23,273
South Korean Won#	02/08/22	Morgan Stanley	(9,826,136,725)	(8,240,051)	(8,149,287)	90,764
Norwegian Krone	02/08/22	Morgan Stanley	(9,545,706)	(1,081,652)	(1,070,475)	11,177
Norwegian Krone	03/04/22	Morgan Stanley	(9,359,519)	(1,049,503)	(1,049,161)	342
New Zealand Dollar	02/08/22	Morgan Stanley	(712,390)	(487,480)	(467,811)	19,669
New Zealand Dollar	03/04/22	Morgan Stanley	(641,931)	(421,885)	(421,397)	488
Polish Zloty	02/08/22	Morgan Stanley	(1,688,555)	(418,083)	(412,236)	5,847
Polish Zloty	03/04/22	Morgan Stanley	(1,656,828)	(404,149)	(403,856)	293
Swedish Krona	02/08/22	Morgan Stanley	(51,070,935)	(5,641,483)	(5,471,778)	169,705
Swedish Krona	03/04/22	Morgan Stanley	(47,501,430)	(5,093,111)	(5,090,364)	2,747
Singapore Dollar	02/08/22	Morgan Stanley	(2,379,596)	(1,764,343)	(1,759,798)	4,545
Unrealized Appreciation				$(243,271,524)	$(241,250,347)	$2,021,177

Total Unrealized Appreciation						$2,022,311

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2022	Unrealized (Depreciation)
Australian Dollar	02/08/22	Morgan Stanley	15,258,620	$10,761,055	$10,750,711	$(10,344)
Swiss Franc	02/08/22	Morgan Stanley	13,645,184	14,664,321	14,658,513	(5,808)
Swiss Franc	03/04/22	Morgan Stanley	41,371	44,689	44,470	(219)
Danish Krone	02/08/22	Morgan Stanley	25,214,145	3,801,000	3,799,448	(1,552)
Euro	02/08/22	Morgan Stanley	42,576,560	47,746,159	47,735,497	(10,662)
British Pound	02/08/22	Morgan Stanley	132,965	179,730	178,384	(1,346)
British Pound	03/04/22	Morgan Stanley	416,277	559,720	558,388	(1,332)
Hong Kong Dollar	02/08/22	Morgan Stanley	266,552	34,240	34,184	(56)
Israeli Shekel	02/08/22	Morgan Stanley	3,241,230	1,020,864	1,020,113	(751)
Japanese Yen	02/08/22	Morgan Stanley	4,245,960,268	36,856,085	36,851,377	(4,708)
South Korean Won#	02/08/22	Morgan Stanley	75,457,811	63,071	62,581	(490)
Norwegian Krone	02/08/22	Morgan Stanley	9,545,706	1,070,918	1,070,474	(444)
New Zealand Dollar	02/08/22	Morgan Stanley	712,390	468,443	467,811	(632)
Polish Zloty	02/08/22	Morgan Stanley	1,688,555	412,629	412,236	(393)
Swedish Krona	02/08/22	Morgan Stanley	51,070,935	5,475,149	5,471,778	(3,371)
Singapore Dollar	02/08/22	Morgan Stanley	18,456	13,724	13,649	(75)
Unrealized Depreciation				$123,171,797	$123,129,614	$(42,183)

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2022 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2022	Unrealized (Depreciation)
British Pound	03/04/22	Morgan Stanley	(17,128,155)	$(22,973,134)	$(22,975,454)	$(2,320)
Hong Kong Dollar	03/04/22	Morgan Stanley	(34,391,645)	(4,409,673)	(4,410,558)	(885)
Japanese Yen	03/04/22	Morgan Stanley	(4,042,198,041)	(35,087,791)	(35,089,396)	(1,605)
South Korean Won#	03/04/22	Morgan Stanley	(8,979,913,425)	(7,440,540)	(7,442,705)	(2,165)
Singapore Dollar	03/04/22	Morgan Stanley	(2,461,350)	(1,819,859)	(1,820,073)	(214)
Unrealized Depreciation				$(71,730,997)	$(71,738,186)	$(7,189)

Total Unrealized Depreciation						$(49,372)

Net Unrealized Appreciation (Depreciation)						$1,972,939

As of January 31, 2022, there was no collateral segregated by the counterparty for forward foreign currency contracts.

#	Non-deliverable forward.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$303,916,609	$234,296	$0	(g)	$304,150,905
Preferred Stocks	2,359,980	-	-		2,359,980
Short-Term Investment:
Money Market Fund	4,836,923	-	-		4,836,923
Total Investments in Securities	311,113,512	234,296	0		311,347,808
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	-	2,022,311	-		2,022,311
Total Investments in Securities and Other Financial Instruments	$311,113,512	$2,256,607	$-		$313,370,119
Liability Valuation Inputs
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	$-	$49,372	$-		$49,372

(f)	For a complete listing of investments and their countries, see the Schedule of Investments.
(g)	The Level 3 security, valued at $0, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.